Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		62 Months Ended	72 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Archer Balanced Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%		9.06%				6.49%
Archer Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%		1.67%				2.08%
Archer Stock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%		14.07%				8.49%
Archer Dividend Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%		9.71%			6.99%
Archer Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%		11.87%	9.16%
Archer Multi Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%		12.11%	9.73%
Dow Jones Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	8.42%					7.13%
Morning Star Moderate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%		7.08%				6.17%
Bloomberg Barclays Capital
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%		(0.52%)				1.51%
B B G Barclays Intermediate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%		1.30%				2.51%
S&P 500 Stock
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%				12.95%
S P 400 Stock [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		12.96%				9.15%
Dow Jones US Large Cap
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%		12.15%			10.07%
Morning Star Dividend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		9.81%			6.04%
Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%		13.77%	10.94%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%		16.84%	14.40%
S P 600 Small Capndex [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		10.72%		7.44%
S P 400 Mid Capndex [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		12.96%	9.84%
Synthetic Blend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%		13.76%	10.79%